Debt - Part-1 (Details) - USD ($)			3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 18, 2022	Jun. 25, 2021	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Debt [Line Items]
Amortized issuance cost					$ 10,208	$ 15,825	$ 15,825	$ 128,583
Farmers National Bank of Danville Notes Payable [Member]
Debt [Line Items]
Amortized issuance cost			$ 2,791	$ 1,543			$ 6,206	$ 7,152
Farmers National Bank of Danville [Member]
Debt [Line Items]
Debt-service coverage ratio		1
Amortized issuance cost					$ 4,317	$ 3,086
Wealth South A Division of Farmers National Bank of Danville [Member] | Farmers National Bank of Danville [Member]
Debt [Line Items]
Interest rate	0.65%
Wealth South A Division of Farmers National Bank of Danville [Member] | Farmers National Bank of Danville [Member] | Master Lending [Member]
Debt [Line Items]
Interest rate	0.65%
Revolving Secured Credit Facility [Member] | Farmers National Bank of Danville [Member]
Debt [Line Items]
Secured credit facility		$ 2,000,000
Closed end line		120 days
Percentage per draw on the loan facility availed		85.00%
Percentage of initial contribution to be made towards equity		15.00%
Interest rate		0.50%
New york prime rate		3.57%
Revolving Secured Credit Facility [Member] | Farmers National Bank of Danville [Member] | Master Lending [Member]
Debt [Line Items]
Interest rate		0.50%
New york prime rate		3.57%
Closed End Line of Credit [Member]
Debt [Line Items]
Debt-service coverage ratio	1
Closed End Line of Credit [Member] | Farmers National Bank of Danville [Member]
Debt [Line Items]
Loan amount		$ 8,000,000
Fixed interest rate		3.98%
Outstanding principal rate			1.00%		1.00%		1.00%
Maturity date	Aug. 18, 2024
Closed End Line of Credit [Member] | Farmers National Bank of Danville [Member] | Master Lending [Member]
Debt [Line Items]
Loan amount		$ 8,000,000
Fixed interest rate		3.98%
Closed End Line of Credit [Member] | Wealth South Division Of Farmers National Bank Of Danville [Member] | Master Lending [Member]
Debt [Line Items]
Interest rate		0.65%
Closed End Line of Credit [Member] | Wealth South A Division of Farmers National Bank of Danville [Member]
Debt [Line Items]
Interest rate		0.65%
New york prime rate		3.57%
Closed End Line of Credit [Member] | Wealth South A Division of Farmers National Bank of Danville [Member] | Master Lending [Member]
Debt [Line Items]
New york prime rate		3.57%
Closed End Line of Credit [Member] | Within Two Years Of Entering Into The Term Loan [Member] | Farmers National Bank of Danville [Member]
Debt [Line Items]
Outstanding principal rate			2.00%		2.00%		2.00%
Closed End Line of Credit [Member] | First Five Years [Member] | Farmers National Bank of Danville [Member]
Debt [Line Items]
Interest rate	5.25%
Closed End Line of Credit [Member] | First Five Years [Member] | Farmers National Bank of Danville [Member] | Master Lending [Member]
Debt [Line Items]
Interest rate	5.25%
Closed End Line of Credit [Member] | After Five Years [Member] | Farmers National Bank of Danville Notes Payable [Member]
Debt [Line Items]
Percentage of initial contribution to be made towards equity	15.00%
Closed End Line of Credit [Member] | After Five Years [Member] | Farmers National Bank of Danville [Member]
Debt [Line Items]
Percentage per draw on the loan facility availed	85.00%
Practice Only Term Loans [Member] | Farmers National Bank of Danville [Member]
Debt [Line Items]
Amortize period term					9 years		9 years
Real Estate Term Loan [Member] | Farmers National Bank of Danville [Member]
Debt [Line Items]
Amortize period term					19 years		19 years
Maximum [Member] | Wealth South A Division of Farmers National Bank of Danville [Member]
Debt [Line Items]
Term loan			10 years		10 years		10 years
Maximum [Member] | Closed End Line of Credit [Member] | After Five Years [Member] | Farmers National Bank of Danville [Member]
Debt [Line Items]
New york prime rate	4.75%
Maximum [Member] | Closed End Line of Credit [Member] | After Five Years [Member] | Farmers National Bank of Danville [Member] | Master Lending [Member]
Debt [Line Items]
New york prime rate	4.75%